FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Carrying Value	CAD 905	CAD 497
Disclosure of financial liabilities [line items]
Carrying Value	8,385	4,858
Level 1
Disclosure of financial assets [line items]
Fair Value(3)	892	486
Disclosure of financial liabilities [line items]
Fair Value(3)	974	917
Level 2
Disclosure of financial assets [line items]
Fair Value(3)	13	11
Disclosure of financial liabilities [line items]
Fair Value(3)	7,686	4,234
Derivative financial instruments
Disclosure of financial liabilities [line items]
Carrying Value	79	123
Derivative financial instruments | Level 2
Disclosure of financial liabilities [line items]
Fair Value(3)	79	123
Trade payables and accrued liabilities
Disclosure of financial liabilities [line items]
Carrying Value	713	638
Trade payables and accrued liabilities | Level 1
Disclosure of financial liabilities [line items]
Fair Value(3)	713	638
Taxes Payable
Disclosure of financial liabilities [line items]
Carrying Value	25	5
Taxes Payable | Level 1
Disclosure of financial liabilities [line items]
Fair Value(3)	25	5
Dividends payable
Disclosure of financial liabilities [line items]
Carrying Value	91	64
Dividends payable | Level 1
Disclosure of financial liabilities [line items]
Fair Value(3)	91	64
Loans and borrowings
Disclosure of financial liabilities [line items]
Carrying Value	7,463	4,008
Loans and borrowings | Level 2
Disclosure of financial liabilities [line items]
Fair Value(3)	7,686	4,234
Convertible debentures
Disclosure of financial liabilities [line items]
Carrying Value	93	143
Convertible debentures | Level 1
Disclosure of financial liabilities [line items]
Fair Value(3)	145	210
Derivative financial instruments
Disclosure of financial assets [line items]
Carrying Value	4	9
Derivative financial instruments | Level 2
Disclosure of financial assets [line items]
Fair Value(3)	4	9
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying Value	321	35
Cash and cash equivalents | Level 1
Disclosure of financial assets [line items]
Fair Value(3)	321	35
Trade receivables and other
Disclosure of financial assets [line items]
Carrying Value	529	451
Trade receivables and other | Level 1
Disclosure of financial assets [line items]
Fair Value(3)	529	451
Advances to related parties
Disclosure of financial assets [line items]
Carrying Value	42	0
Advances to related parties | Level 1
Disclosure of financial assets [line items]
Fair Value(3)	42
Other assets
Disclosure of financial assets [line items]
Carrying Value	13	11
Other assets | Level 2
Disclosure of financial assets [line items]
Fair Value(3)	CAD 13	CAD 11